Leases -Summary of Future lease payments (Detail) - Dec. 31, 2024 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Leases [Abstract]
2025	¥ 3,373	$ 462
2026	2,575	353
2027	1,733	237
2028	762	104
2029	144	20
Thereafter	244	33
Total future lease payments	8,831	1,209
Less: Imputed interest	555	75
Total lease liability balance	¥ 8,276	$ 1,134